Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENTS VIT FUNDS
Entity Central Index Key	0001006373
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000017151
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index VIP
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.25%

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index
'14	$10,000	$10,000
'15	$9,696	$9,700
'15	$10,255	$10,257
'15	$10,088	$10,095
'15	$10,181	$10,192
'15	$10,311	$10,323
'15	$10,108	$10,123
'15	$10,322	$10,335
'15	$9,696	$9,712
'15	$9,456	$9,471
'15	$10,249	$10,270
'15	$10,280	$10,301
'15	$10,113	$10,138
'16	$9,607	$9,635
'16	$9,592	$9,622
'16	$10,243	$10,275
'16	$10,279	$10,315
'16	$10,463	$10,500
'16	$10,486	$10,527
'16	$10,873	$10,915
'16	$10,884	$10,931
'16	$10,884	$10,933
'16	$10,682	$10,733
'16	$11,074	$11,131
'16	$11,288	$11,351
'17	$11,501	$11,566
'17	$11,956	$12,025
'17	$11,968	$12,040
'17	$12,086	$12,163
'17	$12,253	$12,334
'17	$12,327	$12,411
'17	$12,575	$12,667
'17	$12,612	$12,705
'17	$12,871	$12,967
'17	$13,168	$13,270
'17	$13,570	$13,677
'17	$13,718	$13,829
'18	$14,497	$14,621
'18	$13,959	$14,082
'18	$13,601	$13,724
'18	$13,648	$13,777
'18	$13,973	$14,109
'18	$14,056	$14,195
'18	$14,575	$14,724
'18	$15,046	$15,203
'18	$15,129	$15,290
'18	$14,091	$14,245
'18	$14,374	$14,535
'18	$13,080	$13,223
'19	$14,125	$14,282
'19	$14,575	$14,741
'19	$14,859	$15,027
'19	$15,461	$15,636
'19	$14,475	$14,642
'19	$15,491	$15,674
'19	$15,706	$15,899
'19	$15,454	$15,648
'19	$15,743	$15,940
'19	$16,077	$16,286
'19	$16,663	$16,877
'19	$17,160	$17,386
'20	$17,152	$17,379
'20	$15,736	$15,949
'20	$13,786	$13,979
'20	$15,550	$15,771
'20	$16,288	$16,522
'20	$16,605	$16,850
'20	$17,538	$17,801
'20	$18,796	$19,080
'20	$18,082	$18,355
'20	$17,595	$17,867
'20	$19,518	$19,823
'20	$20,265	$20,585
'21	$20,054	$20,377
'21	$20,606	$20,939
'21	$21,498	$21,856
'21	$22,644	$23,022
'21	$22,799	$23,183
'21	$23,325	$23,724
'21	$23,876	$24,288
'21	$24,599	$25,027
'21	$23,445	$23,863
'21	$25,081	$25,534
'21	$24,909	$25,357
'21	$26,020	$26,494
'22	$24,659	$25,123
'22	$23,919	$24,371
'22	$24,805	$25,276
'22	$22,635	$23,072
'22	$22,672	$23,114
'22	$20,795	$21,206
'22	$22,709	$23,161
'22	$21,775	$22,217
'22	$19,768	$20,171
'22	$21,368	$21,804
'22	$22,552	$23,022
'22	$21,248	$21,696
'23	$22,580	$23,059
'23	$22,025	$22,496
'23	$22,830	$23,322
'23	$23,179	$23,686
'23	$23,278	$23,789
'23	$24,807	$25,361
'23	$25,601	$26,176
'23	$25,194	$25,759
'23	$23,983	$24,531
'23	$23,477	$24,015
'23	$25,611	$26,208
'23	$26,772	$27,399
'24	$27,209	$27,859
'24	$28,658	$29,347
'24	$29,572	$30,291
'24	$28,357	$29,054
'24	$29,762	$30,494
'24	$30,823	$31,589
'24	$31,188	$31,973
'24	$31,939	$32,749
'24	$32,614	$33,448
'24	$32,303	$33,145
'24	$34,191	$35,091
'24	$33,365	$34,254

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A	24.63%	14.22%	12.81%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 760,557,265
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 939,678
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	760,557,265
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	939,678

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Material Fund Change [Text Block]
C000017152
Shareholder Report [Line Items]
Fund Name	DWS Equity 500 Index VIP
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$72	0.64%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class B	S&P 500® Index
'14	$10,000	$10,000
'15	$9,696	$9,700
'15	$10,250	$10,257
'15	$10,083	$10,095
'15	$10,175	$10,192
'15	$10,300	$10,323
'15	$10,097	$10,123
'15	$10,310	$10,335
'15	$9,681	$9,712
'15	$9,436	$9,471
'15	$10,232	$10,270
'15	$10,258	$10,301
'15	$10,092	$10,138
'16	$9,587	$9,635
'16	$9,566	$9,622
'16	$10,211	$10,275
'16	$10,247	$10,315
'16	$10,425	$10,500
'16	$10,448	$10,527
'16	$10,826	$10,915
'16	$10,838	$10,931
'16	$10,832	$10,933
'16	$10,631	$10,733
'16	$11,021	$11,131
'16	$11,234	$11,351
'17	$11,440	$11,566
'17	$11,888	$12,025
'17	$11,899	$12,040
'17	$12,012	$12,163
'17	$12,177	$12,334
'17	$12,245	$12,411
'17	$12,490	$12,667
'17	$12,521	$12,705
'17	$12,778	$12,967
'17	$13,067	$13,270
'17	$13,459	$13,677
'17	$13,600	$13,829
'18	$14,373	$14,621
'18	$13,840	$14,082
'18	$13,478	$13,724
'18	$13,525	$13,777
'18	$13,839	$14,109
'18	$13,921	$14,195
'18	$14,428	$14,724
'18	$14,893	$15,203
'18	$14,969	$15,290
'18	$13,935	$14,245
'18	$14,216	$14,535
'18	$12,929	$13,223
'19	$13,956	$14,282
'19	$14,401	$14,741
'19	$14,668	$15,027
'19	$15,257	$15,636
'19	$14,278	$14,642
'19	$15,279	$15,674
'19	$15,491	$15,899
'19	$15,235	$15,648
'19	$15,513	$15,940
'19	$15,841	$16,286
'19	$16,411	$16,877
'19	$16,894	$17,386
'20	$16,879	$17,379
'20	$15,483	$15,949
'20	$13,562	$13,979
'20	$15,292	$15,771
'20	$16,009	$16,522
'20	$16,320	$16,850
'20	$17,235	$17,801
'20	$18,462	$19,080
'20	$17,753	$18,355
'20	$17,267	$17,867
'20	$19,147	$19,823
'20	$19,872	$20,585
'21	$19,665	$20,377
'21	$20,198	$20,939
'21	$21,074	$21,856
'21	$22,186	$23,022
'21	$22,329	$23,183
'21	$22,834	$23,724
'21	$23,364	$24,288
'21	$24,063	$25,027
'21	$22,935	$23,863
'21	$24,526	$25,534
'21	$24,341	$25,357
'21	$25,418	$26,494
'22	$24,088	$25,123
'22	$23,356	$24,371
'22	$24,214	$25,276
'22	$22,090	$23,072
'22	$22,117	$23,114
'22	$20,280	$21,206
'22	$22,144	$23,161
'22	$21,226	$22,217
'22	$19,263	$20,171
'22	$20,812	$21,804
'22	$21,964	$23,022
'22	$20,686	$21,696
'23	$21,973	$23,059
'23	$21,424	$22,496
'23	$22,198	$23,322
'23	$22,532	$23,686
'23	$22,619	$23,789
'23	$24,101	$25,361
'23	$24,861	$26,176
'23	$24,457	$25,759
'23	$23,273	$24,531
'23	$22,773	$24,015
'23	$24,842	$26,208
'23	$25,958	$27,399
'24	$26,382	$27,859
'24	$27,768	$29,347
'24	$28,644	$30,291
'24	$27,466	$29,054
'24	$28,813	$30,494
'24	$29,828	$31,589
'24	$30,180	$31,973
'24	$30,884	$32,749
'24	$31,526	$33,448
'24	$31,226	$33,145
'24	$33,038	$35,091
'24	$32,230	$34,254

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class B	24.16%	13.79%	12.42%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 760,557,265
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 939,678
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	760,557,265
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	939,678

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	33%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Industrials	8%
Consumer Staples	6%
Energy	3%
Utilities	2%
Real Estate	2%
Materials	2%

Material Fund Change [Text Block]